Condensed Financial Information of The Parent Company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of The Parent Company [Abstract]
Schedule of Parent Company Balance Sheet

PARENT COMPANY BALANCE SHEETS

	December 31, 2024	December 31, 2023
ASSETS
CURRENT ASSETS:
Cash	$-	$-
Other receivables	-	-
Total current assets	-	-

OTHER ASSETS
Deferred offering costs	489,591	422,223
Investment in subsidiaries	19,380,459	16,516,432
Total assets	$19,870,050	$16,938,655

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES
Amount due to related parties	$1,497,509	$1,240,681
Total liabilities	$1,497,509	$1,240,681
COMMITMENTS AND CONTINGENCIES	$-	$-

SHAREHOLDERS’ EQUITY

Class A ordinary shares: $0.0001 par value, 400,000,000 shares authorized, 7,200,000 shares issued and outstanding as of December 31, 2024 and 2023	720	720
Class B ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 4,800,000 shares issued and outstanding as of December 31, 2024 and 2023	480	480
Shares subscription receivables	(1,200)	(1,200)
Additional paid-in capital	2,957,300	2,957,300
Statutory reserves	895,682	895,682
Retained earnings	15,907,979	12,734,276
Accumulated other comprehensive loss	(1,388,420)	(889,284)
Total shareholders’ equity	18,372,541	15,697,974

Total liabilities and shareholders’ equity	$19,870,050	$16,938,655

Schedule of Parent Company Statement of Income and Comprehensive Income

PARENT COMPANY STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	For the year ended December 31,
	2024	2023	2022
GENERAL AND ADMINISTRATIVE EXPENSES	$(189,460)	$(244,288)	$(574,170)

OPERATING LOSS	(189,460)	(244,288)	(574,170)

EQUITY INCOME OF SUBSIDIARIES	3,363,163	4,213,786	4,861,169

INCOME BEFORE INCOME TAXES	3,173,703	3,969,498	4,286,999

PROVISION FOR INCOME TAXES	-	-	-

NET INCOME	3,173,703	3,969,498	4,286,999

OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(499,136)	(372,229)	(795,275)
COMPREHENSIVE INCOME	$2,674,567	$3,597,269	$3,491,724

Schedule of Parent Company Statement of Cash Flows

PARENT COMPANY STATEMENT OF CASH FLOWS

For the Year Ended December 31,
	2024	2023	2022
Cash flows from operating activities:
Net cash used in operating activities:	$-	$-	$-

Cash flows from investing activities:	-	-	-
Net cash provided by investing activities:	-	-	-

Cash flows from financing activities:	-	-	-
Net cash provided by financing activities	-	-	-

Effect of exchange rate change on cash	-	-	-

Net increase in cash

Cash at beginning of the year	-	-	-

Cash at end of the year	$-	$-	$-
Supplemental non-cash investing and financing information:
Operating expense paid by related party	$189,460	$244,288	$574,170
Deferred offering cost paid by related party	$67,368	$109,617	$312,606